SA Franklin Allocation Moderately Aggressive Portfolio Expense Example - SA Franklin Allocation Moderately Aggressive Portfolio	Mar. 31, 2025 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	573
Expense Example, with Redemption, 10 Years	1,289
Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	369
Expense Example, with Redemption, 5 Years	653
Expense Example, with Redemption, 10 Years	1,461
Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	401
Expense Example, with Redemption, 5 Years	706
Expense Example, with Redemption, 10 Years	$ 1,575